FAIR VALUE MEASUREMENTS - Narrative (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Restricted short-term marketable securities	$ 0	$ 1,403,000
Equity investments without readily determinable fair value	4,000,000	4,000,000
Recurring basis
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, fair value disclosure	878,000	16,611,000
Financial liabilities fair value disclosure	3,000	2,456,000
Level 3 | Recurring basis
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets, fair value disclosure	0	0
Financial liabilities fair value disclosure	$ 0	$ 0